Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	60 Months Ended	85 Months Ended	91 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	3.80%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	7.47%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	15.14%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	19.30%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	6.84%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	10.81%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		28.92%	16.55%				14.49%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		34.39%	16.82%				14.18%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		9.10%	6.70%				5.71%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		13.71%	6.95%				5.43%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		10.12%	7.97%				8.65%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		14.77%	8.22%				8.37%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.40%	8.20%				10.22%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		11.99%	8.52%				9.99%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.65%	4.47%				6.47%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		12.24%	4.73%				6.23%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		16.84%	9.75%	8.27%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		21.80%	9.98%	8.19%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		14.61%	7.23%	7.50%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		19.46%	7.46%	7.43%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	2.40%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	4.85%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent	0.61%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent	3.04%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(2.63%)	(0.16%)	1.06%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		0.45%	(0.16%)	0.85%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(2.78%)	0.48%	1.50%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		0.29%	0.52%	1.30%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(0.00%)	2.51%	2.64%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		3.14%	2.53%	2.41%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent	8.97%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent	8.43%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		11.45%	5.21%				6.09%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent	9.23%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent	20.88%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent	20.30%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		36.02%	13.82%		12.84%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent	21.23%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent	12.16%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent	11.60%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		11.25%	5.79%				6.28%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent	12.45%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		35.36%	17.69%				15.05%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		34.39%	16.82%				14.18%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		35.76%	18.05%				15.40%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		35.90%	18.24%			15.53%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		14.54%	7.74%				6.23%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		13.71%	6.95%				5.43%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		14.89%	8.07%				6.59%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		15.00%	8.11%				6.67%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		15.63%	9.02%				9.18%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		14.77%	8.22%				8.37%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		15.90%	9.30%				9.47%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		15.93%	9.39%				9.50%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		12.76%	9.26%				10.76%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		11.99%	8.52%				9.99%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		13.10%	9.61%				11.11%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		13.21%	9.70%				11.21%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		13.04%	5.50%				6.99%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		12.24%	4.73%				6.23%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		13.37%	5.81%				7.32%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		13.49%	5.92%				7.44%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		22.67%	10.82%	9.02%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		21.80%	9.98%	8.19%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		23.07%	11.11%				10.63%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		23.19%	11.22%	9.38%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		20.32%	8.28%	8.24%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		19.46%	7.46%	7.43%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		20.61%	8.54%				9.94%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		20.70%	8.64%	8.61%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent	6.42%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent	5.85%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		7.20%	3.09%				3.30%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent	6.67%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent	4.57%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent	4.04%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		5.78%	3.37%				3.25%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent	4.82%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		1.13%	0.59%	1.60%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		0.45%	(0.16%)	0.85%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		1.45%	0.97%				2.06%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		1.62%	1.03%	2.03%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		1.02%	1.25%	2.05%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		0.29%	0.52%	1.30%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		1.34%	1.65%				2.43%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		1.46%	1.67%	2.47%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		3.92%	3.30%	3.19%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		3.14%	2.53%	2.41%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I (without sales charge)
Average Annual Return, Percent		4.22%	3.61%				3.24%
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R-6 (without sales charge)
Average Annual Return, Percent		4.32%	3.71%	3.59%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent	9.17%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent	9.17%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		13.07%	8.59%				8.10%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent	9.17%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	14.47%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	14.47%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%		13.71%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%		8.31%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent	14.47%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	10.47%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	10.47%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		8.05%	7.29%				7.14%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	16.19%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	10.47%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%	18.96%				16.78%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%	18.96%				16.78%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%	18.96%				16.78%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%			13.57%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		33.36%	18.96%			17.00%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		5.53%	4.10%				4.80%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		5.53%	4.10%				4.80%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		5.53%	4.10%				4.80%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Index
Average Annual Return, Percent		5.53%	4.10%				4.80%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%				13.10%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		22.10%	11.47%				11.54%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		22.10%	11.47%				11.54%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		22.10%	11.47%				11.54%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		22.10%	11.47%				11.54%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%				8.09%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%				8.09%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%				8.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		15.15%	6.86%				8.09%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	13.50%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		15.34%	9.92%	9.98%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	13.50%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		15.34%	9.92%	9.98%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		15.34%	9.92%				9.63%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	13.50%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		15.34%	9.92%	9.98%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	13.50%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%	7.45%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	13.50%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%	7.45%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%				12.55%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%				8.09%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		23.81%	13.86%	13.50%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		15.15%	6.86%	7.45%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.58%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent	3.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.58%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent	3.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)				1.35%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent		1.84%	1.87%				2.24%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.58%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Average Annual Return, Percent	3.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.58%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	5.39%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	4.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.58%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	5.39%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	4.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)				1.35%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent		6.69%	4.15%				4.38%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent		3.00%	0.86%				1.71%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.58%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	5.39%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	4.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		5.28%	2.48%	2.35%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		5.28%	2.48%	2.35%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)				1.35%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		5.28%	2.48%				1.77%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	1.01%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		5.28%	2.48%	2.35%